Interest and Finance Costs, net (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments [Abstract]
Interest expense	$ 41,741	$ 49,701	$ 51,720
Less: Interest capitalized	(1,945)	(1,758)	(2,532)
Interest expense, net	39,796	47,943	49,188
Interest swap cash settlements non-hedging	5,012	8,043	8,977
Bunkers swap cash settlements	(151)	(2,433)	(6,382)
Amortization of loan fees	1,101	946	995
Bank charges	379	243	277
Amortization of deferred loss on termination of financial instruments	877	2,173	2,020
Change in fair value of non-hedging financial instruments	(6,097)	(5,339)	(1,504)
Net total	$ 40,917	$ 51,576	$ 53,571